Annual Total Returns- Janus Henderson Research Portfolio (Service Shares) [BarChart] - Service Shares - Janus Henderson Research Portfolio - Service Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(5.54%)	18.28%	29.99%	12.73%	5.08%	0.27%	27.55%	(2.84%)	35.22%	32.58%